REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2022
REVENUE
Schedule of disaggregated revenues

The following tables present the Group’s revenues disaggregated by the nature of the product or service:

	Years Ended December 31,
	2020	2021	2022
Room revenues	5,735	7,024	7,571
Food and beverage revenues	608	694	1,049
Others	565	400	528
Leased and owned hotels revenue	6,908	8,118	9,148
Initial one-time license/franchise fee	110	109	106
On-going management and service/royalty fees	1,057	1,479	1,375
Central reservation system usage fees, other system maintenance and support fees	908	1,399	1,262
Reimbursements for hotel manager fees	657	897	1,103
Other fees	404	520	559
Manachised and franchised hotels revenue	3,136	4,404	4,405
Other revenues	152	263	309
Total revenues	10,196	12,785	13,862

Schedule of contract balances

The Group’s contract assets are insignificant at December 31, 2021 and 2022.

	As of December 31,
	2021	2022
Current contract liabilities	1,366	1,308
Long-term contract liabilities	785	828
Total contract liabilities	2,151	2,136

The contract liabilities balances above are classified as deferred revenue on the consolidated balance sheet, as of December 31, 2021 and 2022.